Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets, net consists of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
At cost:
Trademark	49,924	49,924	7,140
Patent	122	122	17
Copyright	238	271	39
Software	9,993	9,993	1,429
License acquired	371,700	371,700	53,152
Total	431,977	432,010	61,777
Less: accumulated amortization	(26,721)	(33,176)	(4,744)
Impairment	-	(398,834)	(57,033)
Intangible assets, net	405,256	-	-

For the years ended December 31, 2023, 2024 and 2025, amortization expense was RMB6,964, RMB6,969 and RMB 6,455 (US$923), respectively.

During annual impairment test performed in the fourth quarter of 2025, the Company identified several triggering events indicating that the carrying value of its intangible assets may exceed their fair value. These indicators included regulatory and tax policy changes for the livestreaming industry starting in the second half of 2025 and accordingly the significant decrease in paying users and a continuous decline in the Company’s operating income during the second half of 2025. The Company performed a quantitative assessment as of December 31, 2025 using an income approach. The income approach utilized a discounted cash flow model based on the assumptions including management’s best estimates of the expected future cash flows, risk-adjusted discount rate, and the estimated useful life of the asset group with assistance of a third party valuation firm. The weighted average cost of capital used in the Company’s impairment test was risk-adjusted to reflect the specific risk profile of the reporting units and was estimated at 27% and management’s forecasted revenue growth rate was nil. Based on this analysis, the Company determined that the carrying values of its intangible assets were no longer recoverable. As a result of the fair value test, the Group recorded a full impairment of RMB398,835 (US$57,033) on intangible assets for the year ended December 31, 2025.